Financial Assets and Liabilities - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended
	Nov. 19, 2021	Nov. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 31, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets			$ 1,973,000		$ 1,724,000
Interest-bearing deposits at call held as security			400,000		500,000
Security deposit					252,000
Borrowings			$ 94,169,000		94,245,000
Issuance warrants exercised period			7 years
Financial assets			$ 86,399,000		145,527,000
Financial liabilities			142,075,000		139,252,000
Warrants fair value at issue date	$ 8,081,000		5,000,000.0
Gain (loss) on remeasurement of warrant liability			3,100,000
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0		0
Financial liabilities			0		0
Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets			0		0
Financial liabilities			$ 0		$ 0
Unlisted Equity Securities | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value			100.00%		100.00%
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings					$ 52,864,000
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 104,651,000		$ 52,631,000
Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares			1,769,669
Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value			100.00%		100.00%
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			60 days
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings			repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 400,000	$ 4,600,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount											$ 40,000,000.0
Borrowings, interest rate											15.00%
Borrowings, maturity			July 8, 2026
Borrowings term			8 years
Borrowings, interest rate basis			The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD. Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings											$ 30,000,000.0
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 90,000,000.0
Borrowings	$ 60,000,000.0
Percentage of premium for volume-weighted average price	15.00%
Issuance warrants exercised period	7 years
Date of warrants legally issued	Jan. 11, 2022
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 100,000	0
Minimum unrestricted cash balance			35,000,000.0
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Par value per share	$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 60,000,000.0	60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount		$ 90,000,000.0
Borrowings, interest rate		9.75%
Percentage of principal amount payable over two year		40.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 30,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Quarterly Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate		8.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Unpaid Interest
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate		1.75%
Oaktree Capital Management, L.P. | Top of Range | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, maturity		November 2026
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			$ (900,000)	$ 100,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount												$ 75,000,000.0
Borrowings, interest rate						9.70%	9.95%	10.20%	10.45%			9.45%
Hercules Capital, Inc. | Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate			9.70%
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 0		$ 50,000,000.0
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings												$ 35,000,000.0
Hercules Capital, Inc. | Extinguishing Loan with Hercules | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			(1,300,000)
Hercules Capital, Inc. | Adjustment of Carrying Amount of Financial Liability | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)			$ 400,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings										$ 15,000,000.0